OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Fiscal 2026 (August 1, 2025 to April 30, 2026)	$ 10,578
Total undiscounted lease payments	10,578
Less: imputed interest	409	$ (2,000)
Lease liability as at July 30, 2021	$ 10,169	$ 22,385	$ 32,753	$ 41,333	$ 48,799	$ 0